Financial information by segments (Schedule of Information by Region) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales		$ 34,171,201	$ 35,678,253	$ 28,700,450
Cost of sales		30,067,141	30,563,315	23,994,526
Gross profit		4,104,060	5,114,938	4,705,924
Administrative expenses		1,637,425	1,080,012	(1,238,943)
Other income (expenses), net		(136,582)	15,052	6,934
Interest income		145,995	312,821	252,291
Interest expense		(55,049)	(16,511)	(54,404)
Exchange rate gain (loss), net		(784,583)	(146,896)	(654,362)
Income (loss) before income taxes		1,636,416	4,199,392	3,017,440
Income taxes	[1]	3,276,274	752,462	1,122,809
Net income (loss) for the year		(1,639,858)	3,446,930	1,894,631
Depreciation and amortization		1,108,629	1,112,418	1,465,759
Total assets		44,014,759	48,853,823	45,976,532
Total liabilities		11,404,982	13,344,820	11,658,995
Acquisitions of property, plant and equipment		1,271,420	1,994,465	3,039,501
Mexico [Member]
Disclosure of operating segments [line items]
Net sales		18,530,672	20,507,794	17,125,369
Cost of sales		14,934,575	15,715,761	13,340,648
Gross profit		3,596,097	4,792,033	3,784,721
Administrative expenses		848,495	592,218	(753,676)
Other income (expenses), net		175,412	11,367	(98,915)
Interest income		145,729	307,279	252,074
Interest expense		3,438	52,226	(7,459)
Exchange rate gain (loss), net		628,044	445,289	(1,291,909)
Income (loss) before income taxes		2,093,313	5,015,976	1,884,836
Income taxes		3,505,015	905,482	786,902
Net income (loss) for the year		(1,411,702)	4,110,494	1,097,934
Depreciation and amortization		577,048	587,407	677,665
Total assets		34,761,662	40,617,874	32,878,144
Total liabilities		9,079,632	8,458,465	1,134,438
Acquisitions of property, plant and equipment		785,818	1,552,587	2,394,541
USA [Member]
Disclosure of operating segments [line items]
Net sales		7,120,360	9,246,444	8,370,999
Cost of sales		7,752,776	9,294,352	7,814,180
Gross profit		(632,416)	(47,908)	556,819
Administrative expenses		267,756	267,905	(257,001)
Other income (expenses), net		(71,324)	3,685	105,849
Interest income		266	5,542	217
Interest expense		(84,621)	(99,985)	(50,962)
Exchange rate gain (loss), net		(2,745)	7,522	(26,256)
Income (loss) before income taxes		(910,458)	(399,049)	328,666
Income taxes		(236,598)	7,145	322,444
Net income (loss) for the year		(673,860)	(406,194)	6,222
Depreciation and amortization		260,760	268,635	538,699
Total assets		8,419,771	10,181,967	10,548,895
Total liabilities		4,219,817	10,815,692	10,760,999
Acquisitions of property, plant and equipment		278,467	433,154	622,785
Brazil [Member]
Disclosure of operating segments [line items]
Net sales		8,520,169	5,924,015	3,204,082
Cost of sales		7,379,790	5,553,202	2,839,698
Gross profit		1,140,379	370,813	364,384
Administrative expenses		521,174	219,889	(228,266)
Other income (expenses), net		32,494
Interest income		0
Interest expense		(110,919)	(103,141)	(65,186)
Exchange rate gain (loss), net		177,314	(602,747)	1,861
Income (loss) before income taxes		298,478	(554,964)	72,793
Income taxes		7,857	(160,165)	13,463
Net income (loss) for the year		290,621	(394,799)	59,330
Depreciation and amortization		270,821	256,376	249,395
Total assets		6,002,701	6,733,362	5,356,860
Total liabilities		3,274,908	2,750,043	2,570,925
Acquisitions of property, plant and equipment		207,135	8,724	22,175
Eliminations Between Segments [Member]
Disclosure of operating segments [line items]
Interest expense		137,053	134,389	69,203
Exchange rate gain (loss), net		(18,030)	3,040	661,942
Income (loss) before income taxes		155,083	137,429	731,145
Net income (loss) for the year		155,083	137,429	731,145
Total assets		(3,343,456)	(8,679,380)	(2,807,367)
Total liabilities		$ (3,343,456)	$ (8,679,380)	$ (2,807,367)

[1]	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during the 2019 fiscal year were not considered within the income tax expense.